Fees Summary	Oct. 29, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 1,851.98
Total Fee Amount	1,851.98
Total Transaction Valuation	12,096,544
Total Offset Amount
Net Fee	$ 0.00